Shareholder Report, Average Annual Return (Details)	8 Months Ended	11 Months Ended	12 Months Ended	20 Months Ended	21 Months Ended	26 Months Ended	38 Months Ended	40 Months Ended	41 Months Ended	45 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000231820
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx USD High Yield Bond Industrial Sector ETF
C000231821
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
C000231819
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx USD High Yield Bond Healthcare Sector ETF
C000231818
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx USD High Yield Bond Financial & REIT Sector ETF
C000231817
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx USD High Yield Bond Energy Sector ETF
C000231815
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
C000231816
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
C000243215
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx USD High Yield Bond Sector Rotation ETF
C000234989
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx BB Rated USD High Yield Corporate Bond ETF
C000234988
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx B Rated USD High Yield Corporate Bond ETF
C000234990
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx CCC Rated USD High Yield Corporate Bond ETF
C000243310
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
C000243312
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
C000243311
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx BBB Rated 10+ Year Corporate Bond ETF
C000236606
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
C000237706
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
C000237704
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx Bloomberg One Year Target Duration US Treasury ETF
C000237710
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
C000237708
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
C000237703
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
C000237705
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
C000237707
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
C000237709
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
C000248003
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx IR+M Tax-Aware Short Duration ETF
C000257785
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx IR+M Tax-Aware Intermediate Duration ETF
C000250808
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
C000255313
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BondBloxx Private Credit CLO ETF
Without Sales Load [Member] | C000231820
Average Annual Return [Line Items]
Average Annual Return, Percent			7.26%							5.49%
Without Sales Load [Member] | C000231821
Average Annual Return [Line Items]
Average Annual Return, Percent			8.64%							4.03%
Without Sales Load [Member] | C000231819
Average Annual Return [Line Items]
Average Annual Return, Percent			9.52%							4.55%
Without Sales Load [Member] | C000231818
Average Annual Return [Line Items]
Average Annual Return, Percent			8.46%							5.67%
Without Sales Load [Member] | C000231817
Average Annual Return [Line Items]
Average Annual Return, Percent			6.84%							6.07%
Without Sales Load [Member] | C000231815
Average Annual Return [Line Items]
Average Annual Return, Percent			6.71%							4.90%
Without Sales Load [Member] | C000231816
Average Annual Return [Line Items]
Average Annual Return, Percent			7.16%							5.02%
Without Sales Load [Member] | C000243215
Average Annual Return [Line Items]
Average Annual Return, Percent			7.63%			9.49%
Without Sales Load [Member] | C000234989
Average Annual Return [Line Items]
Average Annual Return, Percent			7.94%						6.95%
Without Sales Load [Member] | C000234988
Average Annual Return [Line Items]
Average Annual Return, Percent			7.19%						7.43%
Without Sales Load [Member] | C000234990
Average Annual Return [Line Items]
Average Annual Return, Percent			8.69%						10.37%
Without Sales Load [Member] | C000243310
Average Annual Return [Line Items]
Average Annual Return, Percent			6.41%		6.17%
Without Sales Load [Member] | C000243312
Average Annual Return [Line Items]
Average Annual Return, Percent			8.18%		7.44%
Without Sales Load [Member] | C000243311
Average Annual Return [Line Items]
Average Annual Return, Percent			6.11%		5.36%
Without Sales Load [Member] | C000236606
Average Annual Return [Line Items]
Average Annual Return, Percent			12.72%					9.82%
Without Sales Load [Member] | C000237706
Average Annual Return [Line Items]
Average Annual Return, Percent			4.32%				4.61%
Without Sales Load [Member] | C000237704
Average Annual Return [Line Items]
Average Annual Return, Percent			4.45%				4.39%
Without Sales Load [Member] | C000237710
Average Annual Return [Line Items]
Average Annual Return, Percent			4.93%				3.99%
Without Sales Load [Member] | C000237708
Average Annual Return [Line Items]
Average Annual Return, Percent			5.58%				3.99%
Without Sales Load [Member] | C000237703
Average Annual Return [Line Items]
Average Annual Return, Percent			6.48%				3.75%
Without Sales Load [Member] | C000237705
Average Annual Return [Line Items]
Average Annual Return, Percent			6.50%				2.91%
Without Sales Load [Member] | C000237707
Average Annual Return [Line Items]
Average Annual Return, Percent			5.54%				1.92%
Without Sales Load [Member] | C000237709
Average Annual Return [Line Items]
Average Annual Return, Percent			0.19%				(3.26%)
Without Sales Load [Member] | C000248003
Average Annual Return [Line Items]
Average Annual Return, Percent			4.50%	4.44%
Without Sales Load [Member] | C000257785
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%
Without Sales Load [Member] | C000250808
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
Without Sales Load [Member] | C000255313
Average Annual Return [Line Items]
Average Annual Return, Percent		6.18%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%							0.95%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%							0.95%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%							0.95%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%							0.95%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%							0.95%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%							0.95%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%							0.95%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%			6.22%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%						2.52%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%						2.52%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%						2.52%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%		5.34%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%		5.34%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%		5.34%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global-Aggregate Total Return Index Value Unhedged USD
Average Annual Return, Percent			5.69%					2.79%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Index
Average Annual Return, Percent			5.19%				2.90%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Index
Average Annual Return, Percent			5.19%				2.90%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Index
Average Annual Return, Percent			5.19%				2.90%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Index
Average Annual Return, Percent			5.19%				2.90%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Index
Average Annual Return, Percent			5.19%				2.90%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Index
Average Annual Return, Percent			5.19%				2.90%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Index
Average Annual Return, Percent			5.19%				2.90%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Index
Average Annual Return, Percent			5.19%				2.90%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%	5.46%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.93%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.93%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		4.98%
ICE Diversified US Cash Pay High Yield Core Industrial Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.55%							5.95%
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.29%							4.46%
ICE Diversified US Cash Pay High Yield Healthcare Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.77%							5.01%
ICE Diversified US Cash Pay High Yield Financial & REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.79%							6.11%
ICE Diversified US Cash Pay High Yield Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.06%							6.60%
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.88%							5.29%
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.36%							5.37%
ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.05%			10.23%
ICE BofA BB US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.10%						7.17%
ICE BofA Single-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.39%						7.92%
ICE CCC US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.63%						11.20%
Bloomberg US Corporate BBB 1-5 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.59%		6.40%
Bloomberg US Corporate BBB 5-10 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.38%		7.64%
Bloomberg US Corporate BBB 10+ Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.00%		5.43%
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.00%					10.21%
Bloomberg US Treasury Six Month Target Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.38%				4.66%
Bloomberg US Treasury One Year Target Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.49%				4.44%
Bloomberg US Treasury Two Year Target Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.96%				4.05%
Bloomberg US Treasury Three Year Target Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.62%				4.03%
Bloomberg US Treasury Five Year Target Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.54%				3.80%
Bloomberg US Treasury Seven Year Target Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.55%				2.98%
Bloomberg US Treasury Ten Year Target Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.59%				1.97%
Bloomberg US Treasury Twenty Year Target Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent			0.33%				(3.07%)
Bloomberg Municipal 1-3 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.34%	3.26%